MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

September 30, 2022 (Unaudited)

Mutual Funds (90.5%)	Shares	Value

Driehaus Emerging Markets Small Cap Growth	28,812	$ 480,590
PIMCO StocksPLUS Intl (USD Hedged) Class I	56,868	410,017
Wasatch Emerging Markets Select Class I	29,387	401,422
WCM Focused International Growth Class I	23,016	399,561
MFS International Intrinsic Value Class I	9,960	383,546
Vanguard International Growth Adm Class	4,092	350,280
Fidelity Pacific Basin	11,988	313,473
Cohen & Steers Real Estate Securities Class I	20,832	313,307
Brown Capital Management International Small Co Inv Class	16,486	270,212
Vanguard Materials Index Adm Class	3,535	267,015
Artisan Developing World Inv Class	21,871	265,080
MFS Global Real Estate Class R6	17,113	262,683
Artisan International Small Mid Inv Class	18,090	251,447
Vanguard Commodity Strategy Adm Class	7,508	224,625
Vanguard Industrials Index Adm Class	2,474	200,000

Total Mutual Funds (Cost $ 5,151,078)		4,793,258

Short-Term Securities (6.6%)

Fidelity Institutional Money Market (Cost $ 351,625)		351,625

Total Short-term Securities		351,625

Total Investments in Securities (Cost $ 5,502,703) (97.1%)		5,144,883

Net Other Assets and Liabilities (2.9%)		155,206

Net Assets (100%)		$ 5,300,089

As of September 30, 2022, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$5,151,078
Unrealized appreciation	118,462
Unrealized depreciation	476,282
Net unrealized appreciation (depreciation)	(357,820)

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

September 30, 2022 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2022:

MH Elite Select Portfolio of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 4,793,258	-	-	$ 4,793,258
Short Term Investments	351,625	-	-	351,625
Total Investments in Securities	$ 5,144,883	-	-	$ 5,144,883

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.